Employee Future Benefits - Summary of Major Categories of Plan Assets and Actual Per Cent Allocation to Each Category (Parenthetical) (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
U.S. plans [Member]
Disclosure of fair value of plan assets [Line Items]
Percentage of plan assets	7.00%	6.00%
Equity securities	$ 900,000	$ 700,000
Canadian plans [Member]
Disclosure of fair value of plan assets [Line Items]
Percentage of plan assets	0.20%	0.30%
Equity securities	$ 0	$ 0